Other Financial Assets - Summary of Other Financial Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial assets [line items]
Other financial assets	¥ 1,037,397	¥ 923,840
Current assets	217,743	295,307
Non-current assets	819,654	628,533
Financial assets measured at amortized cost [member] | Receivables other than trade receivables and receivables from financial services [member]
Disclosure of financial assets [line items]
Other financial assets	166,936	147,472
Financial assets measured at amortized cost [member] | Debt securities [member]
Disclosure of financial assets [line items]
Other financial assets	79,176	173,302
Financial assets measured at amortized cost [member] | Guaranty deposits [member]
Disclosure of financial assets [line items]
Other financial assets	11,499	12,006
Financial assets measured at amortized cost [member] | Restricted cash [member]
Disclosure of financial assets [line items]
Other financial assets	53,290	49,166
Financial assets measured at amortized cost [member] | Other [member]
Disclosure of financial assets [line items]
Other financial assets	4,352	13,612
Financial assets measured at amortized cost [member] | Allowance for impairment losses [member]
Disclosure of financial assets [line items]
Other financial assets	(3,212)	(3,358)
Financial assets measured at fair value through other comprehensive income [member] | Debt securities [member]
Disclosure of financial assets [line items]
Other financial assets	19,984	10,134
Financial assets measured at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure of financial assets [line items]
Other financial assets	468,783	344,205
Financial assets measured at fair value through profit or loss [member] | Derivatives [member]
Disclosure of financial assets [line items]
Other financial assets	134,338	108,978
Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosure of financial assets [line items]
Other financial assets	¥ 102,251	¥ 68,323